Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Share Capital [Abstract]
Schedule of outstanding warrants
	Year ended December 31,
	2022		2021
	Number of warrants	Weighted average exercise price (USD)	Number of warrants	Weighted average exercise price (USD)
Outstanding, January 1,	19,428,000	4.16	6,053,000	0.41
Granted	25,000	3.47	40,332,000	3.37
Exercised	—	—	(26,957,000)	2.13
Expired	(300,000)	1.19	—	—
Outstanding, December 31,	19,153,000	4.21	19,428,000	4.16